EARNINGS PER SHARE - Narrative (Details) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Vested and Unvested Shares of Restricted Share Units, Performance Share Units, and Stock Options
Earnings per share [line items]
Number of instruments that are antidilutive in period (in shares)	179,788	21,879	443,290	315,589
Unvested Performance Share Units and Stock Options
Earnings per share [line items]
Number of instruments that are antidilutive in period (in shares)			4,499,737	4,677,462